ACQUISITIONS - Additional information (Details) - Owned Service Network	9 Months Ended
Sep. 30, 2025 USD ($)
CER
BUSINESS COMBINATIONS
Revenue of acquiree since acquisition date, actuals	$ 80,000
ATS
BUSINESS COMBINATIONS
Revenue of acquiree since acquisition date, actuals	840,000
SESB
BUSINESS COMBINATIONS
Revenue of acquiree since acquisition date, actuals	$ 0